FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
2020
Thousands

of U.S. dollars
Maturity (years)
2021 2022 2023 2024 2025
More than
5 years
Total
Senior Secured

Notes

30,625 530,625 - - - - 561,250
Lease liabilities 52,698 41,047 33,500 22,985 12,128 16,744 179,102
Bank borrowings

68,668 1,569 - - - - 70,237
Trade and

other payables

135,781 4,296 - - - - 140,077
Total

financial

liabilities
287,772 577,537 33,500 22,985 12,128 16,744 950,666
2021
Thousands

of U.S. dollars
Maturity (years)
2022 2023 2024 2025 2026
More than
5 years
Total
Senior Secured

Notes

40,000 40,000 40,000 40,000 520,000
-
680,000
Lease liabilities 46,851 43,596 30,014 19,194 12,694
12,082
164,431
Bank borrowings

58,144 358 - - -
-
58,502
Trade and

other payables

169,882 18,654
- - - -
188,536
Total

financial

liabilities
314,877 102,608 70,014 59,194 532,694 12,082 1,091,469